Explanation of the seasonality or cyclical nature of intermediate operations	9 Months Ended
Sep. 30, 2019
Explanation of the seasonality or cyclical nature of intermediate operations [abstract]
Explanation of the seasonality or cyclical nature of intermediate operations

Note 25. Explanation of the seasonality or cyclical nature of intermediate operations
The Company’s operation results are subject to seasonality. In general, business units net sales increases during summer and winter seasons during holidays. In Mexico, Central America and Colombia, the Company reaches highest’s net sales levels during summer from April to August, as well as in December due to holidays. In Brazil, Uruguay and Argentina, highest’s net sales levels occur during summer from October to March and in December. Our operational results reflects seasonality, but includes also, among others, economic conditions and weather. Due to above mentioned, the Company’ quarterly operation results can be neither consider as an isolate indicator of the full year results nor historical operation results as an isolate indicator of the forecast results. For the nine-month period ended September 30, 2019 and 2018, there are not significant impacts on the Company’s operations results due to seasonality.